FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS

12. FINANCIAL INSTRUMENTS

Recorded Financial Instruments

Recorded financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the current portion of long-term obligations, borrowings under our revolving credit agreement and debt instruments included in other long-term obligations. At December 31, 2015 and 2014, the fair values of cash and cash equivalents, accounts receivable, accounts payable and the current portion of long-term obligations approximated their carrying values due to the short-term nature of these instruments.

The fair values of variable rate borrowings under our revolving credit agreement and debt instruments included in long-term obligations also approximate their carrying value based upon interest rates available for similar instruments with consistent terms and remaining maturities.

Off-Balance Sheet Financial Instruments

At December 31, 2015 and 2014, we were contingently liable under standby letters of credit aggregating $2,690 and $2,662, respectively, which are primarily used as collateral to cover any contingency related to additional risk assessments pertaining to our self-insurance programs. Additionally, at December 31, 2015 and 2014, we were contingently liable under various performance bonds aggregating approximately $4,000 and $2,300, respectively, which are used as collateral to cover any contingencies related to our nonperformance under agreements with certain customers. We do not expect that any material losses or obligation will result from the issuance of the standby letters of credit or performance bonds because we expect to meet our obligations under our self-insurance programs and to certain customers in the ordinary course of business. Accordingly, the estimated fair value of these instruments is zero.

Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of accounts receivable. Concentrations of credit risk are limited due to the large number of customers comprising the customer base and their dispersion across many different geographical regions. We also have access to credit insurance programs which are used as an additional means to mitigate credit risk.